PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 29.2% of Net Assets
	Aerospace & Defense – 0.3%
11	Axon Enterprise, Inc.(a)	$1,088
44	Boeing Co. (The)	6,353
20	General Dynamics Corp.	2,627
16	Moog, Inc., Class A	998
32	Raytheon Technologies Corp.	1,738

		12,804

	Air Freight & Logistics – 0.3%
99	Expeditors International of Washington, Inc.	8,749
23	United Parcel Service, Inc., Class B	3,613

		12,362

	Airlines – 0.1%
11	Delta Air Lines, Inc.	337
156	JetBlue Airways Corp.(a)	1,867

		2,204

	Auto Components – 0.2%
55	Aptiv PLC	5,307
12	BorgWarner, Inc.	420
14	Visteon Corp.(a)	1,255

		6,982

	Automobiles – 0.2%
205	General Motors Co.	7,079
13	Thor Industries, Inc.	1,099

		8,178

	Banks – 1.4%
41	Ameris Bancorp	1,201
73	BancorpSouth Bank	1,709
351	Bank of America Corp.	8,319
159	Cadence BanCorp	1,784
173	Citigroup, Inc.	7,166
76	Citizens Financial Group, Inc.	2,071
56	Columbia Banking System, Inc.	1,591
7	Comerica, Inc.	318
33	Cullen/Frost Bankers, Inc.	2,319
128	Fulton Financial Corp.	1,407
75	Huntington Bancshares, Inc.	783
60	International Bancshares Corp.	1,661
123	KeyCorp	1,596
10	M&T Bank Corp.	1,036
95	People’s United Financial, Inc.	1,014
31	PNC Financial Services Group, Inc. (The)	3,468
137	Regions Financial Corp.	1,822
59	TCF Financial Corp.	1,605
52	Truist Financial Corp.	2,190

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
94	Trustmark Corp.	$2,199
59	U.S. Bancorp	2,298
166	Wells Fargo & Co.	3,561
27	Wintrust Financial Corp.	1,329

		52,447

	Beverages – 0.8%
78	Coca-Cola Co. (The)	3,749
41	Constellation Brands, Inc., Class A	6,774
150	Keurig Dr Pepper, Inc.	4,035
156	Monster Beverage Corp.(a)	11,945
28	PepsiCo, Inc.	3,732

		30,235

	Biotechnology – 0.7%
21	AbbVie, Inc.	1,787
11	Alexion Pharmaceuticals, Inc.(a)	1,267
18	Amgen, Inc.	3,905
5	Biogen, Inc.(a)	1,260
39	BioMarin Pharmaceutical, Inc.(a)	2,903
52	Gilead Sciences, Inc.	3,024
10	Ligand Pharmaceuticals, Inc.(a)	824
23	Regeneron Pharmaceuticals, Inc.(a)	12,502
3	Vertex Pharmaceuticals, Inc.(a)	625

		28,097

	Building Products – 0.2%
9	Lennox International, Inc.	2,445
29	Owens Corning	1,898
20	Trex Co., Inc.(a)	1,391

		5,734

	Capital Markets – 1.8%
21	Ameriprise Financial, Inc.	3,377
192	Bank of New York Mellon Corp. (The)	6,597
3	BlackRock, Inc.	1,798
208	Charles Schwab Corp. (The)	8,551
6	CME Group, Inc.	904
21	FactSet Research Systems, Inc.	6,437
29	Franklin Resources, Inc.	544
28	Goldman Sachs Group, Inc. (The)	5,293
12	Intercontinental Exchange, Inc.	1,133
13	Invesco Ltd.	170
52	Janus Henderson Group PLC	1,264
13	Moody’s Corp.	3,418
13	MSCI, Inc.	4,548
20	Nasdaq, Inc.	2,420
49	Northern Trust Corp.	3,835
21	S&P Global, Inc.	6,777
84	SEI Investments Co.	4,129
127	State Street Corp.	7,480

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
2	T. Rowe Price Group, Inc.	$253

		68,928

	Chemicals – 0.3%
3	Air Products & Chemicals, Inc.	829
12	DuPont de Nemours, Inc.	683
3	Ecolab, Inc.	551
28	HB Fuller Co.	1,267
20	Innospec, Inc.	1,323
25	Linde PLC	5,508
24	Minerals Technologies, Inc.	1,312
12	Stepan Co.	1,397

		12,870

	Commercial Services & Supplies – 0.2%
25	Healthcare Services Group, Inc.	572
13	MSA Safety, Inc.	1,715
3	Republic Services, Inc.	264
19	Tetra Tech, Inc.	1,917
15	Waste Management, Inc.	1,619

		6,087

	Communications Equipment – 0.3%
34	Ciena Corp.(a)	1,339
216	Cisco Systems, Inc.	7,755
3	F5 Networks, Inc.(a)	399
19	Lumentum Holdings, Inc.(a)	1,571

		11,064

	Construction & Engineering – 0.1%
61	AECOM(a)	2,735
80	Fluor Corp.	908

		3,643

	Consumer Finance – 0.7%
393	Ally Financial, Inc.	10,485
68	American Express Co.	6,204
124	Capital One Financial Corp.	9,062
18	Green Dot Corp., Class A(a)	960

		26,711

	Containers & Packaging – 0.1%
158	Amcor PLC	1,648
20	Ball Corp.	1,780
20	International Paper Co.	875
102	O-I Glass, Inc.	962

		5,265

	Distributors – 0.1%
16	Genuine Parts Co.	1,447

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
9	POOL CORP.	$3,148

		4,595

	Diversified Consumer Services – 0.0%
40	Service Corp. International	1,852

	Diversified Telecommunication Services – 0.1%
71	AT&T, Inc.	1,918

	Electric Utilities – 0.3%
48	American Electric Power Co., Inc.	4,317
7	Edison International	392
13	Eversource Energy	1,135
11	Exelon Corp.	439
8	FirstEnergy Corp.	238
17	IDACORP, Inc.	1,491
24	NextEra Energy, Inc.	1,757
17	PPL Corp.	467

		10,236

	Electrical Equipment – 0.3%
7	Acuity Brands, Inc.	624
128	Ballard Power Systems, Inc.(a)	1,891
17	Eaton Corp. PLC	1,764
11	Generac Holdings, Inc.(a)	2,312
12	Hubbell, Inc.	1,746
14	Rockwell Automation, Inc.	3,320
22	Sunrun, Inc.(a)	1,144

		12,801

	Electronic Equipment, Instruments & Components – 0.5%
36	Avnet, Inc.	888
34	Cognex Corp.	2,241
8	Coherent, Inc.(a)	1,001
15	Corning, Inc.	480
48	Itron, Inc.(a)	3,262
6	Littelfuse, Inc.	1,188
7	Rogers Corp.(a)	848
52	TE Connectivity Ltd.	5,038
41	Trimble, Inc.(a)	1,973
66	Vishay Intertechnology, Inc.	1,070

		17,989

	Energy Equipment & Services – 0.1%
277	Archrock, Inc.	1,642
47	Baker Hughes Co.	694
35	National Oilwell Varco, Inc.	294
151	Schlumberger NV	2,256
37	TechnipFMC PLC	205

		5,091

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.6%
50	Activision Blizzard, Inc.	$3,786
29	Cinemark Holdings, Inc.	237
24	Electronic Arts, Inc.(a)	2,876
13	Netflix, Inc.(a)	6,185
15	Take-Two Interactive Software, Inc.(a)	2,324
76	Walt Disney Co. (The)	9,215

		24,623

	Food & Staples Retailing – 0.2%
28	BJ’s Wholesale Club Holdings, Inc.(a)	1,072
31	Kroger Co. (The)	998
88	SpartanNash Co.	1,620
12	Sysco Corp.	664
43	Walgreens Boots Alliance, Inc.	1,464

		5,818

	Food Products – 0.3%
29	Campbell Soup Co.	1,353
8	Conagra Brands, Inc.	281
22	General Mills, Inc.	1,301
38	Hain Celestial Group, Inc. (The)(a)	1,168
30	Hormel Foods Corp.	1,461
17	Ingredion, Inc.	1,205
6	J.M. Smucker Co. (The)	673
11	Kellogg Co.	692
2	McCormick & Co., Inc.	361
26	Mondelez International, Inc., Class A	1,381

		9,876

	Gas Utilities – 0.1%
39	New Jersey Resources Corp.	1,138
20	ONE Gas, Inc.	1,381
43	South Jersey Industries, Inc.	828
43	UGI Corp.	1,391

		4,738

	Health Care Equipment & Supplies – 0.6%
18	Abbott Laboratories	1,892
2	Becton Dickinson & Co.	462
17	Boston Scientific Corp.(a)	583
2	Cooper Cos., Inc. (The)	638
6	Danaher Corp.	1,377
6	DENTSPLY SIRONA, Inc.	283
12	Edwards Lifesciences Corp.(a)	860
20	Globus Medical, Inc., Class A(a)	1,043
10	Haemonetics Corp.(a)	1,011
17	Hill-Rom Holdings, Inc.	1,548
11	Hologic, Inc.(a)	757
5	Intuitive Surgical, Inc.(a)	3,336
14	Medtronic PLC	1,408
47	Meridian Bioscience, Inc.(a)	806

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
15	Merit Medical Systems, Inc.(a)	$751
9	Penumbra, Inc.(a)	2,349
5	Quidel Corp.(a)	1,342
2	STERIS PLC	354
4	Stryker Corp.	808
4	Varian Medical Systems, Inc.(a)	691

		22,299

	Health Care Providers & Services – 1.1%
6	Amedisys, Inc.(a)	1,554
2	Anthem, Inc.	546
15	BioTelemetry, Inc.(a)	639
37	Centene Corp.(a)	2,187
4	Chemed Corp.	1,913
17	Cigna Corp.	2,838
78	CVS Health Corp.	4,375
8	DaVita, Inc.(a)	690
18	Encompass Health Corp.	1,104
58	HCA Healthcare, Inc.	7,188
12	Henry Schein, Inc.(a)	763
21	Humana, Inc.	8,385
8	Laboratory Corp. of America Holdings(a)	1,598
76	MEDNAX, Inc.(a)	969
34	Patterson Cos., Inc.	846
34	Quest Diagnostics, Inc.	4,153
10	UnitedHealth Group, Inc.	3,051

		42,799

	Health Care Technology – 0.2%
74	Allscripts Healthcare Solutions, Inc.(a)	746
80	Cerner Corp.	5,607
36	HMS Holdings Corp.(a)	958

		7,311

	Hotels, Restaurants & Leisure – 0.8%
18	Dine Brands Global, Inc.	926
18	Dunkin’ Brands Group, Inc.	1,795
65	Hilton Worldwide Holdings, Inc.	5,708
12	Jack in the Box, Inc.	961
11	Marriott Vacations Worldwide Corp.	1,063
220	MGM Resorts International	4,525
67	Starbucks Corp.	5,826
73	Wendy’s Co. (The)	1,595
87	Yum China Holdings, Inc.	4,631
28	Yum! Brands, Inc.	2,613

		29,643

	Household Durables – 0.2%
54	KB Home	1,742
41	Meritage Homes Corp.(a)	3,571

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
79	Taylor Morrison Home Corp.(a)	$1,706

		7,019

	Household Products – 0.5%
15	Church & Dwight Co., Inc.	1,326
2	Clorox Co. (The)	415
95	Colgate-Palmolive Co.	7,495
21	Kimberly-Clark Corp.	2,784
42	Procter & Gamble Co. (The)	5,758

		17,778

	Independent Power & Renewable Electricity Producers – 0.2%
34	AES Corp. (The)	663
74	NextEra Energy Partners LP	4,647
33	Ormat Technologies, Inc.	2,339
46	Sunnova Energy International, Inc.(a)	1,107

		8,756

	Industrial Conglomerates – 0.2%
9	3M Co.	1,439
10	Carlisle Cos., Inc.	1,239
655	General Electric Co.	4,860
3	Honeywell International, Inc.	495

		8,033

	Insurance – 0.8%
11	Aflac, Inc.	373
16	Allstate Corp. (The)	1,420
194	American International Group, Inc.	6,109
26	Chubb Ltd.	3,378
4	eHealth, Inc.(a)	268
31	First American Financial Corp.	1,382
11	Hanover Insurance Group, Inc. (The)	1,052
5	Lincoln National Corp.	176
10	Marsh & McLennan Cos., Inc.	1,035
68	MetLife, Inc.	2,574
23	Prudential Financial, Inc.	1,472
88	Reinsurance Group of America, Inc.	8,890
11	Travelers Cos., Inc. (The)	1,328

		29,457

	Interactive Media & Services – 1.6%
9	Alphabet, Inc., Class A(a)	14,545
11	Alphabet, Inc., Class C(a)	17,831
101	Facebook, Inc., Class A(a)	26,574
59	Twitter, Inc.(a)	2,440

		61,390

	Internet & Direct Marketing Retail – 1.4%
64	Alibaba Group Holding Ltd., Sponsored ADR(a)	19,500
6	Amazon.com, Inc.(a)	18,217

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
5	Booking Holdings, Inc.(a)	$8,112
160	eBay, Inc.	7,621
328	Qurate Retail, Inc., Class A	2,221

		55,671

	IT Services – 1.5%
7	Accenture PLC, Class A	1,518
65	Automatic Data Processing, Inc.	10,268
27	Cognizant Technology Solutions Corp., Class A	1,928
245	DXC Technology Co.	4,513
7	Fidelity National Information Services, Inc.	872
41	Fiserv, Inc.(a)	3,914
42	Gartner, Inc.(a)	5,044
22	MasterCard, Inc., Class A	6,350
11	Paychex, Inc.	905
100	Sabre Corp.	652
5	VeriSign, Inc.(a)	954
102	Visa, Inc., Class A	18,535
114	Western Union Co. (The)	2,216
9	WEX, Inc.(a)	1,139

		58,808

	Leisure Products – 0.0%
45	Callaway Golf Co.	697

	Life Sciences Tools & Services – 0.4%
9	Agilent Technologies, Inc.	919
26	Illumina, Inc.(a)	7,610
5	IQVIA Holdings, Inc.(a)	770
41	NeoGenomics, Inc.(a)	1,608
17	Repligen Corp.(a)	2,832
5	Thermo Fisher Scientific, Inc.	2,365
2	Waters Corp.(a)	446

		16,550

	Machinery – 1.1%
22	AGCO Corp.	1,695
59	Caterpillar, Inc.	9,266
23	Cummins, Inc.	5,057
51	Deere & Co.	11,521
24	Flowserve Corp.	699
8	Illinois Tool Works, Inc.	1,567
30	ITT, Inc.	1,815
41	Kennametal, Inc.	1,271
24	Oshkosh Corp.	1,617
27	Parker-Hannifin Corp.	5,626
7	Proto Labs, Inc.(a)	826
32	Terex Corp.	790
26	Toro Co. (The)	2,135

		43,885

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.5%
1	Cable One, Inc.	$1,732
11	Charter Communications, Inc., Class A(a)	6,642
194	Comcast Corp., Class A	8,195
16	Discovery, Inc., Series C(a)	293
35	New York Times Co. (The), Class A	1,388
60	Omnicom Group, Inc.	2,832

		21,082

	Metals & Mining – 0.2%
59	Commercial Metals Co.	1,218
10	Newmont Corp.	629
4	Nucor Corp.	191
23	Reliance Steel & Aluminum Co.	2,507
16	Royal Gold, Inc.	1,901

		6,446

	Multi-Utilities – 0.1%
28	Consolidated Edison, Inc.	2,198
10	Dominion Energy, Inc.	803
12	DTE Energy Co.	1,481
3	Sempra Energy	376
8	WEC Energy Group, Inc.	805

		5,663

	Multiline Retail – 0.1%
150	Macy’s, Inc.	931
7	Target Corp.	1,066

		1,997

	Oil, Gas & Consumable Fuels – 0.5%
421	Apache Corp.	3,494
7	Chevron Corp.	486
33	Concho Resources, Inc.	1,370
33	Devon Energy Corp.	295
65	Diamondback Energy, Inc.	1,687
164	EOG Resources, Inc.	5,615
61	EQT Corp.	924
168	Marathon Oil Corp.	665
32	ONEOK, Inc.	928
185	Southwestern Energy Co.(a)	494
23	Valero Energy Corp.	888
31	World Fuel Services Corp.	653

		17,499

	Paper & Forest Products – 0.0%
43	Louisiana-Pacific Corp.	1,229

	Pharmaceuticals – 0.6%
27	Bristol-Myers Squibb Co.	1,578
9	Eli Lilly & Co.	1,174
13	Jazz Pharmaceuticals PLC(a)	1,874

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
29	Merck & Co., Inc.	$2,181
40	Novartis AG, Sponsored ADR	3,123
31	Novo Nordisk A/S, Sponsored ADR	1,981
14	Perrigo Co. PLC	614
65	Pfizer, Inc.	2,306
175	Roche Holding AG, Sponsored ADR	6,998

		21,829

	Professional Services – 0.2%
24	Exponent, Inc.	1,670
3	IHS Markit Ltd.	243
10	Insperity, Inc.	766
27	Korn Ferry	815
14	ManpowerGroup, Inc.	950
198	Nielsen Holdings PLC	2,675
12	Verisk Analytics, Inc.	2,136

		9,255

	Real Estate Management & Development – 0.1%
50	CBRE Group, Inc., Class A(a)	2,520
13	Jones Lang LaSalle, Inc.	1,467

		3,987

	REITs - Apartments – 0.1%
47	American Campus Communities, Inc.	1,761
2	AvalonBay Communities, Inc.	278
29	Camden Property Trust	2,675
13	Equity Residential	611

		5,325

	REITs - Diversified – 0.1%
11	Crown Castle International Corp.	1,718
5	Digital Realty Trust, Inc.	722
2	Equinix, Inc.	1,462
26	Weyerhaeuser Co.	710

		4,612

	REITs - Health Care – 0.1%
83	Healthpeak Properties, Inc.	2,238
14	Ventas, Inc.	553
6	Welltower, Inc.	323

		3,114

	REITs - Hotels – 0.0%
43	Host Hotels & Resorts, Inc.	451
140	Park Hotels & Resorts, Inc.	1,390

		1,841

	REITs - Mortgage – 0.1%
78	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,264

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.2%
2	Boston Properties, Inc.	$145
71	Corporate Office Properties Trust	1,592
75	Douglas Emmett, Inc.	1,770
101	Easterly Government Properties, Inc.	2,111
33	Kilroy Realty Corp.	1,554

		7,172

	REITs - Shopping Centers – 0.1%
180	Brixmor Property Group, Inc.	1,973

	REITs - Storage – 0.0%
16	Iron Mountain, Inc.	417

	REITs - Warehouse/Industrials – 0.1%
21	CyrusOne, Inc.	1,492
19	ProLogis, Inc.	1,885

		3,377

	Road & Rail – 0.1%
8	CSX Corp.	632
12	Norfolk Southern Corp.	2,509
21	Ryder System, Inc.	1,035
7	Union Pacific Corp.	1,240

		5,416

	Semiconductors & Semiconductor Equipment – 1.4%
39	Advanced Micro Devices, Inc.(a)	2,936
4	Analog Devices, Inc.	474
10	Applied Materials, Inc.	592
25	Cirrus Logic, Inc.(a)	1,722
36	Cree, Inc.(a)	2,290
22	Enphase Energy, Inc.(a)	2,158
73	First Solar, Inc.(a)	6,354
36	Ichor Holdings Ltd.(a)	837
46	Intel Corp.	2,037
2	Lam Research Corp.	684
12	Micron Technology, Inc.(a)	604
35	NVIDIA Corp.	17,548
65	QUALCOMM, Inc.	8,019
19	Silicon Laboratories, Inc.(a)	1,947
27	Texas Instruments, Inc.	3,904
10	Universal Display Corp.	1,983

		54,089

	Software – 2.1%
6	Adobe, Inc.(a)	2,682
58	Autodesk, Inc.(a)	13,661
16	Blackbaud, Inc.	789
22	Bottomline Technologies, Inc.(a)	874
8	Cadence Design Systems, Inc.(a)	875
4	Citrix Systems, Inc.	453

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
6	Fair Isaac Corp.(a)	$2,349
3	Intuit, Inc.	944
68	Microsoft Corp.	13,768
132	NortonLifeLock, Inc.	2,715
206	Oracle Corp.	11,559
12	Paylocity Holding Corp.(a)	2,226
19	PTC, Inc.(a)	1,594
14	Qualys, Inc.(a)	1,230
47	salesforce.com, Inc.(a)	10,917
2	ServiceNow, Inc.(a)	995
57	Workday, Inc., Class A(a)	11,977

		79,608

	Specialty Retail – 0.7%
16	Aaron’s Holdings Co., Inc.	836
48	American Eagle Outfitters, Inc.	658
16	Asbury Automotive Group, Inc.(a)	1,648
2	AutoZone, Inc.(a)	2,258
5	Best Buy Co., Inc.	558
8	Five Below, Inc.(a)	1,067
125	Gap, Inc. (The)	2,431
24	Home Depot, Inc. (The)	6,401
11	Lithia Motors, Inc., Class A	2,525
23	Lowe’s Cos., Inc.	3,636
14	Monro, Inc.	589
21	Tiffany & Co.	2,748
16	Williams-Sonoma, Inc.	1,459

		26,814

	Technology Hardware, Storage & Peripherals – 0.3%
59	Apple, Inc.	6,423
86	Hewlett Packard Enterprise Co.	743
82	HP, Inc.	1,473
45	NCR Corp.(a)	914
7	Seagate Technology PLC	335

		9,888

	Textiles, Apparel & Luxury Goods – 0.3%
9	Deckers Outdoor Corp.(a)	2,280
29	NIKE, Inc., Class B	3,482
312	Under Armour, Inc., Class A(a)	4,318
20	VF Corp.	1,344
41	Wolverine World Wide, Inc.	1,094

		12,518

	Thrifts & Mortgage Finance – 0.0%
156	New York Community Bancorp, Inc.	1,296

	Trading Companies & Distributors – 0.0%
13	GATX Corp.	888

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
15	American Water Works Co., Inc.	$2,258
102	Essential Utilities, Inc.	4,202

		6,460

	Wireless Telecommunication Services – 0.1%
30	Shenandoah Telecommunications Co.	1,309
25	T-Mobile US, Inc.(a)	2,739

		4,048

	Total Common Stocks (Identified Cost $1,045,346)	1,124,351

Principal Amount
Bonds and Notes – 20.2%
	Agency Commercial Mortgage-Backed Securities – 0.2%
$5,856	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	5,871

	Automotive – 0.4%
7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,672
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,209

		15,881

	Banking – 3.5%
7,000	American Express Co., 3.700%, 8/03/2023	7,599
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,242
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,109
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,653
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,428
7,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	7,452
7,000	Capital One Financial Corp., 3.300%, 10/30/2024	7,593
7,000	Citigroup, Inc., 4.600%, 3/09/2026	8,070
4,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	4,179
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,046
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,782
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,536
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,449

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$7,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	$7,736
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	7,617
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,271
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,231
7,000	Truist Bank, 3.200%, 4/01/2024	7,558
7,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	7,556
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,451

		136,558

	Brokerage – 0.6%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	7,525
13,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	13,514

		21,039

	Cable Satellite – 0.2%
7,000	Comcast Corp., 3.000%, 2/01/2024	7,531

	Construction Machinery – 0.4%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,042
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,216

		15,258

	Consumer Cyclical Services – 0.4%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,359
8,000	eBay, Inc., 3.800%, 3/09/2022	8,339

		15,698

	Electric – 1.0%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,577
8,000	Entergy Corp., 0.900%, 9/15/2025	8,001
7,000	Exelon Corp., 4.050%, 4/15/2030	8,103
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,288
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,654

		37,623

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.2%
$8,000	Ares Capital Corp., 3.250%, 7/15/2025	$8,020

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,289

	Food & Beverage – 0.6%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	8,210
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,901
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,545

		23,656

	Government Owned - No Guarantee – 0.8%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	30,326

	Health Insurance – 0.4%
7,000	Anthem, Inc., 4.101%, 3/01/2028	8,068
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,230

		15,298

	Healthcare – 0.9%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,327
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,106
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,222
7,000	McKesson Corp., 3.950%, 2/16/2028	8,066
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,424
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,232

		34,377

	Independent Energy – 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	7,987

	Integrated Energy – 0.7%
7,000	BP Capital Markets PLC, 3.814%, 2/10/2024	7,671
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,614
9,000	Shell International Finance BV, 6.375%, 12/15/2038	13,335

		28,620

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.3%
$7,000	American International Group, Inc., 3.400%, 6/30/2030	$7,783
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,270

		13,053

	Media Entertainment – 0.2%
7,000	ViacomCBS, Inc., 4.750%, 5/15/2025	8,035

	Midstream – 0.4%
8,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,416
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,599

		16,015

	Mortgage Related – 4.8%
6,969	FNMA, 2.000%, 9/01/2050	7,190
6,929	FNMA, 2.500%, 8/01/2050	7,225
69,941	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	73,052
59,068	FNMA, 3.500%, with various maturities in 2049(c)	62,293
20,306	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	21,666
10,763	FNMA, 4.500%, with various maturities in 2049(c)	11,630

		183,056

	Natural Gas – 0.2%
8,000	NiSource, Inc., 0.950%, 8/15/2025	7,975

	Oil Field Services – 0.2%
7,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	7,316

	Pharmaceuticals – 0.7%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,748
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,198
14,000	Johnson & Johnson, 1.300%, 9/01/2030	13,953

		27,899

	Railroads – 0.3%
12,000	CSX Corp., 2.600%, 11/01/2026	13,037

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.1%
$4,000	Boston Properties LP, 2.750%, 10/01/2026	$4,285

	Restaurants – 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	8,213

	Technology – 1.5%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,526
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,455
4,000	HP, Inc., 3.000%, 6/17/2027	4,301
4,000	Intel Corp., 2.450%, 11/15/2029	4,319
7,000	International Business Machines Corp., 4.000%, 6/20/2042	8,295
3,000	NVIDIA Corp., 2.850%, 4/01/2030	3,324
7,000	Oracle Corp., 2.950%, 5/15/2025	7,618
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	7,827
8,000	VMware, Inc., 2.950%, 8/21/2022	8,305

		55,970

	Wireless – 0.4%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	15,333

	Wirelines – 0.2%
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	8,195

	Total Bonds and Notes (Identified Cost $752,617)	780,414

Shares
Exchange-Traded Funds – 3.9%
2,480	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $147,111)	151,652

Affiliated Mutual Funds – 44.7%
43,369	Loomis Sayles Inflation Protected Securities Fund, Class N	508,290
39,147	Loomis Sayles Limited Term Government and Agency Fund, Class N	452,143
37,845	Mirova Global Green Bond Fund, Class N	411,758
12,297	Mirova International Sustainable Equity Fund, Class N	156,666
2,280	WCM Focused Emerging Markets Fund	39,109
7,286	WCM Focused International Growth Fund	155,409

	Total Affiliated Mutual Funds (Identified Cost $1,640,048)	1,723,375

Description	Value (†)
Total Investments – 98.0% (Identified Cost $3,585,122)	$3,779,792
Other assets less liabilities – 2.0%	78,534

Net Assets – 100.0%	$3,858,326

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $7,827 or 0.2% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$814,794	$166,151	$538,471	$56,079	$9,737	$508,290	$4,399
Loomis Sayles Limited Term Government and Agency Fund, Class N	715,181	189,486	461,653	9,188	(59)	452,143	7,730
Mirova Global Green Bond Fund, Class N	684,150	128,941	420,983	34,043	(14,393)	411,758	6,912
Mirova International Sustainable Equity Fund, Class N	448,734	171,195	520,673	60,696	(3,286)	156,666	998
WCM Focused Emerging Markets Fund	—	39,246	—	—	(137)	39,109	—
WCM Focused International Growth Fund	—	157,158	—	—	(1,749)	155,409	—

	$2,662,859	$852,177	$1,941,780	$160,006	$(9,887)	$1,723,375	$20,039

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,124,351	$—	$—	$1,124,351
Bonds and Notes*	—	780,414	—	780,414
Exchange-Traded Funds	151,652	—	—	151,652
Affiliated Mutual Funds	1,723,375	—	—	1,723,375

Total	$2,999,378	$780,414	$—	$3,779,792

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Fixed Income	55.8%
Equity	42.2

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%